Earnings per share	12 Months Ended
Jun. 30, 2022
Earnings per share

25. Earnings per share

Both basic and diluted earnings per share have been calculating the profit attributable to shareholders of the parent company (Locafy Limited) as the numerator, i.e. no adjustments to profit were necessary in 2022 or 2021.

	Consolidated Group
	2022	2021
Weighted average number of shares used in basic earnings per share	20,528,803	18,598,414
Weighted average number of shares used in diluted earnings per share	20,528,803	18,598,414